Metal And Other Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Concentrate and dore inventory	$ 80,306	$ 91,130	$ 73,590
Supplies	67,980	79,540	59,191
Metal and other inventory	$ 148,286	$ 170,670	$ 132,781